Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2022
Accrued Expenses and Other Liabilities
Accrued Expenses and Other Liabilities

10.Accrued Expenses and Other Liabilities

The components of accrued expenses and other liabilities are as follows:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Accrued advertising and marketing expenses	3,652,648	5,850,125	848,188
VAT and other tax payable	5,734,281	6,970,790	1,010,670
Payroll payable	1,949,173	2,364,723	342,853
Accounts payable	1,951,681	3,978,818	576,874
Others	797,730	1,796,267	260,434
	14,085,513	20,960,723	3,039,019